Fees Summary	Apr. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 522,000
Previously Paid Amount	0.00
Total Fee Amount	79.92
Total Offset Amount	0.00
Net Fee	79.92
Narrative - Max Aggregate Offering Price	$ 522,000
Final Prospectus	true